Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of sensitivity analysis of the company's assets.

		Impact of a 5%
	Fair Value as of	change in
(in thousands of euros)	December 31, 2020	fair value
Cash and cash equivalents dominated in U.S. Dollar	72,429	(3,449)
Short-term deposit accounts dominated in U.S. Dollar	7,336	(349)